Financial risk management (Details) $ in Millions	Dec. 31, 2025 ARS ($)	Dec. 31, 2024 ARS ($)
Current Assets [Member] | U S D [Member]
IfrsStatementLineItems [Line Items]
Foreign currency balance assets	$ 669,787.0	$ 407,985.0
Total Assets [Member] | U S D [Member]
IfrsStatementLineItems [Line Items]
Foreign currency balance assets	669,787.0	407,985.0
Noncurrent Liabilities [Member] | U S D [Member]
IfrsStatementLineItems [Line Items]
Foreign currency balance liabilities	653,997.0	466,925.0
Noncurrent Liabilities [Member] | U S D [Member] | Borrowing [Member]
IfrsStatementLineItems [Line Items]
Amount of foreign currency	$ 449.5
Exchange rate	1,455.000
Foreign currency balance liabilities	$ 653,997.0	466,925.0
Current Liabilities [Member]
IfrsStatementLineItems [Line Items]
Foreign currency balance liabilities	300,380.0	41,025.0
Current Liabilities [Member] | U S D [Member] | Borrowing [Member]
IfrsStatementLineItems [Line Items]
Amount of foreign currency	$ 183.3
Exchange rate	1,455.000
Foreign currency balance liabilities	$ 266,640.0	16,418.0
Current Liabilities [Member] | U S D [Member] | Trade Payables 2 [Member]
IfrsStatementLineItems [Line Items]
Amount of foreign currency	$ 22.6
Exchange rate	1,455.000
Foreign currency balance liabilities	$ 32,883.0	24,166.0
Current Liabilities [Member] | E U R [Member] | Trade Payables 2 [Member]
IfrsStatementLineItems [Line Items]
Amount of foreign currency	$ 0.5
Exchange rate	1,713.117
Foreign currency balance liabilities	$ 857.0	141.0
Current Liabilities [Member] | C H F [Member] | Trade Payables 2 [Member]
IfrsStatementLineItems [Line Items]
Foreign currency balance liabilities		300.0
Total Liabilities [Member]
IfrsStatementLineItems [Line Items]
Foreign currency balance liabilities	954,377.0	507,950.0
Other Receivables [Member] | Current Assets [Member] | U S D [Member]
IfrsStatementLineItems [Line Items]
Amount of foreign currency	$ 13.8
Exchange rate	1,446.000
Foreign currency balance assets	$ 19,955.0	2,165.0
Financial Assets At Amortized Cost [Member] | Current Assets [Member] | U S D [Member]
IfrsStatementLineItems [Line Items]
Amount of foreign currency	$ 3.1
Exchange rate	1,446.000
Foreign currency balance assets	$ 4,483.0
Financial assets at fair value through profit or loss, category [member] | Current Assets [Member] | U S D [Member]
IfrsStatementLineItems [Line Items]
Amount of foreign currency	$ 358.9
Exchange rate	1,446.000
Foreign currency balance assets	$ 518,969.0	386,869.0
Cash And Equivalents [Member] | Current Assets [Member] | U S D [Member]
IfrsStatementLineItems [Line Items]
Amount of foreign currency	$ 87.4
Exchange rate	1,446.000
Foreign currency balance assets	$ 126,380.0	$ 18,951.0